AllianzGI Mid-Cap Fund
AllianzGI Mid-Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Mid-Cap Fund		A	B	C	R	Institutional	Class P	Administrative	D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	5.00%	1.00%	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Mid-Cap Fund	A	B	C	R	Institutional	Class P	Administrative	D
Management Fees	0.87%	0.87%	0.87%	0.87%	0.77%	0.87%	0.77%	0.87%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	none	0.25%	0.25%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.13%	1.88%	1.88%	1.38%	0.78%	0.88%	1.03%	1.13%

Examples.

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Mid-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	659	889	1,138	1,849
B	691	891	1,216	1,914
C	291	591	1,016	2,201
R	140	437	755	1,657
Institutional	80	249	433	966
Class P	90	281	488	1,084
Administrative	105	328	569	1,259
D	115	359	622	1,375

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Mid-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	659	889	1,138	1,849
B	191	591	1,016	1,914
C	191	591	1,016	2,201
R	140	437	755	1,657
Institutional	80	249	433	966
Class P	90	281	488	1,084
Administrative	105	328	569	1,259
D	115	359	622	1,375

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2014 was 88%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $2.2 billion and $27 billion as of June 30, 2014). The Fund normally invests primarily in equity securities of U.S. companies. The portfolio managers ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), real estate investment trusts (REITs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Smaller Company Risk: Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Currency Risk: The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk: Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk: Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk: Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk: Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk: Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

    Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class D performance would be similar to Class A performance because of the similar expenses paid by Class A shares. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Institutional Class, Class P and Administrative Class performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns - Class A

More Recent Return Information 1/1/14–6/30/14 4.26% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009–06/30/2009 20.37% Lowest 10/01/2008–12/31/2008 -26.32%
Average Annual Total Returns (for periods ended 12/31/13)
Average Annual Returns AllianzGI Mid-Cap Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A		30.15%	19.44%	7.95%	13.10%	Nov. 06, 1979
B		31.65%	19.78%	7.92%	13.11%	Nov. 06, 1979
C		35.80%	19.91%	7.76%	12.52%	Nov. 06, 1979
R		37.73%	20.52%	8.31%	13.12%	Nov. 06, 1979
Institutional		37.97%	21.28%	8.98%	13.87%	Nov. 06, 1979
Class P		37.97%	21.20%	8.90%	13.76%	Nov. 06, 1979
Administrative		37.81%	21.05%	8.70%	13.57%	Nov. 06, 1979
D		37.77%	20.90%	8.58%	13.53%	Nov. 06, 1979
After Taxes on Distributions A		30.15%	19.01%	7.19%	9.09%
After Taxes on Distributions and Sale of Fund Shares A		17.07%	15.96%	6.29%	9.24%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	34.76%	22.36%	10.22%	13.57%	Nov. 06, 1979
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)		35.74%	23.37%	9.77%	12.58%	Nov. 06, 1979
Lipper Mid-Cap Growth Funds Average		35.49%	21.41%	8.95%	11.29%	Nov. 06, 1979
[1]	The Russell Midcap Growth Index replaced the Russell Midcap Index as the Fund's primary benchmark as of August 29, 2014 because Allianz Global Investors Fund Management LLC and Allianz Global Investors U.S. LLC believe the Russell Midcap Growth Index is more representative of the Fund's investment strategies.

    After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.